Note 5 - Leases - Balance Sheet Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Assets [Abstract]
Property, Plant and Equipment, Net	$ 56,758	$ 53,933
Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities, Current	43,886	36,847
Liabilities, Noncurrent [Abstract]
Operating and Finance Lease Liabilities, Noncurrent	2,782	1,222
Finance lease – amortization of ROU asset	106	105
Finance lease – interest on lease liability	3	4
Operating lease expense	234	127
Lease, Cost	343	236
Operating lease right-of-use asset	2,841	1,270
Finance lease right-of-use asset	$ 404	$ 430
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Property, Plant and Equipment, Net
Total right-of-use assets	$ 3,245	$ 1,700
Operating lease liability, current	$ 101	$ 101
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accounts Payable and Accrued Liabilities, Current
Finance lease liability, current	$ 54	$ 107
Operating lease liability, non-current	$ 2,782	$ 1,168
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Operating and Finance Lease Liabilities, Noncurrent
Finance lease liability, non-current	$ 0	$ 54
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Operating and Finance Lease Liabilities, Noncurrent
Total lease liabilities	$ 2,937	$ 1,430